OPERATING SEGMENTS (Schedule of Revenues Based on Customers) (Details)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024 [1]	Dec. 31, 2023 [1]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Percentage of revenues based on the location	100.00%	100.00%	100.00%
United States [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Percentage of revenues based on the location	9.00%	17.00%	33.00%
Israel [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Percentage of revenues based on the location	12.00%	11.00%	31.00%
Europe [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Percentage of revenues based on the location	26.00%	41.00%	1.00%
Africa [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Percentage of revenues based on the location	53.00%	31.00%	35.00%

[1]	Reclassified to conform to the current period presentation, following the classification of certain operations as discontinued operations.